Investment Strategy - WarCap Unconstrained Equity ETF	Sep. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in equities. These securities may be of any market capitalization.
The Fund is actively managed using an unconstrained investment style (i.e., it will not take a benchmark index into account when selecting the Fund’s investments). The Fund may have exposure to a limited number of different investments and/or sectors.
To determine the Fund’s investable universe, the Advisor seeks to identify 30 to 50 holdings using macroeconomic data and fundamental analysis.  Macroeconomic data focuses on interest rates in relation to stock market valuations with individual stocks selected through fundamental analysis.  Operating under the economic view that the value of a company’s stock is based upon its long-term ability to generate revenue and earnings, the Advisor focuses on a review of factors that it believes will impact long-term corporate sales and earnings growth. For each company, different factors may play a part in the projections of future sales and earnings, including but not limited to competitors in the company’s industry and sector; expected future demand for goods and services not only in each company’s sector in general but for that company’s goods and services relative to other companies; a determination of each company’s position in its stage of growth and maturity as a company and its market share within its industry and sector; macroeconomic trends that may affect the overall economy, the industry or sector of the company being considered, and the company’s relative financial strength relative to competitors.  Consistency and a history  of continued sales and earnings growth by a corporation will, in the Advisor’s view, increase the corporation’s enterprise value and, in turn, equity value, making that company’s equity securities a potentially attractive investment by the Fund to achieve its long-term growth objective. In the end, the Advisor takes into consideration the factors it views as the most important, and relies on its experience and judgment to make the investment decisions it considers to be most likely to achieve the Fund’s objective.